Revenues by geographic region (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Group's total revenue by region
Total revenue	$ 148,595	$ 105,984	$ 75,960
Talend SA
Group's total revenue by region
Total revenue	31,000	20,100	14,900
Foreign countries [member]
Group's total revenue by region
Total revenue	148,595	105,984	75,960
Americas
Group's total revenue by region
Total revenue	70,671	47,188	33,602
EMEA
Group's total revenue by region
Total revenue	71,015	55,422	40,201
Asia Pacific
Group's total revenue by region
Total revenue	6,909	3,374	2,157
Country of domicile, France
Group's total revenue by region
Total revenue	$ 25,100	$ 20,100	$ 15,100